Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Debt prepayment charge									$ 0	$ (140)	$ (75)
Interest expense	2,074	1,999	2,013	2,110	2,262	2,477	2,655	2,716	8,196	10,110	14,696
Income tax benefit	(2,091)	(2,064)	(1,725)	(1,436)	(1,547)	(1,381)	(1,044)	(942)	(7,316)	(4,914)	1,444
Net income	4,891	4,676	4,048	3,645	3,456	1,992	2,762	2,684	17,260	10,894	289
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income									62	95	122
Debt prepayment charge									0	(140)	(75)
Total income									62	(45)	47
Interest expense									1,227	1,949	2,611
Other									556	1,441	2,293
Total expenses									1,783	3,390	4,904
Loss before income tax benefit and equity in undistributed net income of subsidiaries									(1,721)	(3,435)	(4,857)
Income tax benefit									595	1,168	1,651
Loss before equity in undistributed net income (loss) of subsidiary									(1,126)	(2,267)	(3,206)
Equity in undistributed net income (loss) of bank subsidiary									18,386	13,161	3,495
Net income									$ 17,260	$ 10,894	$ 289